Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balances at beginning at Dec. 31, 2015	$ 8,000		$ (7,900)	$ 100
Balances at beginning (in shares) at Dec. 31, 2015	8,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for year
Balances at ending at Dec. 31, 2016	$ 8,000		(7,900)	100
Balances at ending (in shares) at Dec. 31, 2016	8,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for year			(13,169)	(13,169)
Balances at ending at Dec. 31, 2017	$ 8,000		$ (21,069)	$ (13,069)
Balances at ending (in shares) at Dec. 31, 2017	8,000,000